Carl Algermissen
Assistant Vice President &
Associate Counsel

March 29, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:Oppenheimer Portfolio Series
         File Nos. 811-21686; 333-121449

To the Securities and Exchange Commission:

      An electronic ("EDGAR") filing is hereby made pursuant to the
Securities Act of 1933, as amended (the "1933 Act"), and the Investment
Company Act of 1940, as amended (the "1940 Act"), on behalf of Oppenheimer
Portfolio Series (the "Registrant"). This filing constitutes Pre-Effective
Amendment No. 1 under the 1933 Act and Amendment No. 1 under the 1940 Act
(the "Amendment") to the Registrant's Registration Statement on Form N-1A
(the "Registration Statement").

      This filing is being made pursuant to Rule 472 under the 1933 Act.
This amendment is marked to show changes from the Registration Statement on
Form N-1A filed on December 20, 2004, in response to comments of the
Commission Staff on such filing.

      In order to expedite review and achieve consistency, we request that you address any comments on this filing, to:

                  Nancy S. Vann
                  Vice President & Assistant Counsel
                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  225 Liberty Street, 16th Floor
                  New York, New York 10281-1008
                  212-323-5089
                  nvann@oppenheimerfunds.com

Thank you.

                                          Sincerely,

                                          /s/ Carl A. Algermissen

                                          Carl A. Algermissen
                                          Assistant Vice President &
                                          Associate Counsel

Attachments

cc: Vincent J. DiStefano, Securities & Exchange Commission
    Mayer, Brown Rowe & Maw, LLP
    KPMG LLP
    Nancy S. Vann
    Gloria LaFond